Financial assets at fair value through profit or loss - Summary of financial assets at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets at fair value through profit or loss [abstract]
Trading assets	€ 51,356	€ 49,254
Non-trading derivatives	3,583	2,257
Designated as at fair value profit or loss	4,126	3,076
Mandatorily measured at fair value through profit or loss	44,305	41,600
Financial assets at fair value through profit or loss	€ 103,370	€ 96,187